UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2010 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 92.9%
Certificates of Deposit — 16.7%
BNP Paribas 0.24% due 10/07/10	$12,230,000	$12,230,000
Citibank NA 0.23% due 10/26/10	12,200,000	12,200,000
Citibank NA 0.23% due 11/29/10 FRN	13,000,000	13,000,000
Credit Agricole Corp. and Investment Bank 0.66% due 10/04/10	12,600,000	12,600,430
Nordea Bank Finland 0.22% due 10/20/10	12,500,000	12,500,000
Rabobank Nederland NV 0.34% due 03/16/11	13,000,000	13,000,596
Royal Bank of Canada 0.26% due 10/06/10 FRN	6,950,000	6,950,041
Royal Bank of Canada 0.26% due 12/09/10 FRN	12,500,000	12,500,000
Royal Bank of Canada 0.26% due 03/23/11 FRN	12,300,000	12,300,000
State Street Bank & Trust Co. 0.28% due 11/10/10	12,150,000	12,150,000

Total Certificates of Deposit (amortized cost $119,431,067)		119,431,067

Commercial Paper — 7.1%
BNP Paribas Finance, Inc. 0.18% due 10/06/10	12,560,000	12,559,686
Credit Agricole North America, Inc. 0.21% due 10/06/10	12,560,000	12,559,634
Nordea North America, Inc. 0.20% due 10/06/10	13,000,000	12,999,639
UBS Finance Delaware LLC 0.20% due 10/18/10	12,600,000	12,598,810

Total Commercial Paper (amortized cost $50,717,769)		50,717,769

Medium Term Notes — 4.7%
Bank of America NA 0.31% due 02/24/11 FRN	11,500,000	11,500,000
General Electric Capital Corp. 0.59% due 10/06/10 FRN	3,050,000	3,050,077
General Electric Capital Corp. 0.62% due 10/21/10 FRN	750,000	750,106
General Electric Capital Corp. FDIC Guar. Notes 0.92% due 12/09/10 FRN	10,400,000	10,416,578
General Electric Capital Corp. FDIC Guar. Notes 1.63% due 01/07/11	900,000	903,346
Wachovia Bank NA 0.37% due 12/02/10 FRN	7,050,000	7,049,284

Total Medium Term Notes (amortized cost $33,669,391)		33,669,391

U.S. Corporate Bonds & Notes — 1.2%
JPMorgan Chase & Co. FDIC Guar. Notes 0.42% due 02/23/11 FRN	5,000,000	5,000,000
JPMorgan Chase & Co. FDIC Guar. Notes 2.63% due 12/01/10	1,900,000	1,907,584
Morgan Stanley FDIC Guar. Notes 2.90% due 12/01/10	1,790,000	1,797,960

Total U.S. Corporate Bonds & Notes (amortized cost $8,705,544)		8,705,544

U.S. Government Agencies — 56.8%
Agency for International Development Panama 0.69% due 05/15/15 FRN†	1,375,656	1,377,816
Federal Farm Credit Bank 0.26% due 12/27/10 FRN	13,000,000	12,999,676
Federal Home Loan Bank
0.16% due 10/13/10	9,710,000	9,709,482
0.17% due 08/12/11 FRN	15,300,000	15,291,997
0.17% due 11/05/10	9,710,000	9,708,395
0.17% due 11/16/10	9,740,000	9,737,884
0.17% due 11/17/10	9,740,000	9,737,838
0.18% due 10/27/10	10,600,000	10,598,622
0.18% due 11/05/10	7,540,000	7,538,717
0.18% due 11/17/10	12,150,000	12,147,145
0.18% due 11/29/10	12,000,000	11,996,460
0.18% due 12/22/10	10,100,000	10,095,859
0.19% due 10/22/10	6,210,000	6,209,312
0.19% due 11/05/10	12,230,000	12,227,800
0.20% due 10/06/10	3,650,000	3,649,899
0.22% due 12/03/10 FRN	9,700,000	9,698,979
0.25% due 12/27/10	12,470,000	12,462,466
0.25% due 12/28/10	7,460,000	7,459,742
0.26% due 01/25/11	2,000,000	2,000,359
0.27% due 10/29/10	7,400,000	7,399,796
0.28% due 12/15/10	10,020,000	10,014,155
0.34% due 08/01/11 FRN	10,250,000	10,247,264
0.39% due 02/25/11	4,860,000	4,852,260
0.41% due 03/17/11	7,560,000	7,545,621
0.48% due 10/08/10 FRN	28,000,000	28,000,026
0.50% due 10/19/10	25,500,000	25,499,801
0.61% due 05/26/11	4,900,000	4,900,000
Federal Home Loan Mtg. Corp.
0.18% due 11/17/10	2,920,000	2,919,314
0.18% due 11/22/10	7,850,000	7,847,959
0.18% due 01/07/11	10,000,000	9,995,100
0.20% due 12/01/10	3,680,000	3,678,753
0.22% due 01/11/11	7,070,000	7,065,593
0.25% due 06/01/11	3,650,000	3,643,841
0.28% due 10/26/10	9,500,000	9,498,186
0.58% due 04/07/11 FRN	13,500,000	13,499,305
Federal National Mtg. Assoc.
0.17% due 11/03/10	9,710,000	9,708,487
0.18% due 11/17/10	600,000	599,859
0.18% due 01/12/11	7,350,000	7,346,215
0.20% due 11/01/10	3,500,000	3,499,397
0.20% due 11/15/10	8,500,000	8,497,875
0.20% due 01/19/11	9,700,000	9,694,072
0.24% due 12/08/10	2,510,000	2,508,862
0.25% due 10/20/10	12,480,000	12,478,353
0.25% due 12/20/10	12,440,000	12,433,089
0.28% due 03/01/11	7,460,000	7,451,239

Total U.S. Government Agencies (amortized cost $405,472,870)		405,472,870

U.S. Government Treasuries — 6.4%
United States Treasury Bills
0.19% due 03/10/11	9,800,000	9,791,942
0.19% due 03/17/11	11,500,000	11,489,864
0.22% due 11/26/10	12,170,000	12,165,835
0.22% due 12/16/10	12,170,000	12,164,348

Total U.S. Government Treasuries (amortized cost $45,611,989)		45,611,989

Total Short-Term Investment Securities — 92.9% (amortized cost $663,608,630)		663,608,630

REPURCHASE AGREEMENT — 7.1%
UBS Securities LLC Joint Repurchase Agreement(1) (amortized cost $50,411,000)	50,411,000	50,411,000

TOTAL INVESTMENTS — (amortized cost $714,019,630)(2)	100.0%	714,019,630
Liabilities in excess of other assets	0.0	(157,065)

NET ASSETS	100.0%	$713,862,565

†	The security’s effective maturity date is less than a year.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	At September 30, 2010, the cost of securities for federal income tax purposes was the same for book purposes.

FDIC - Federal Deposit Insurance Corp.

FRN - Floating Rate Notes

The rates shown on FRN are the current interest rates at September 30, 2010.

The dates shown on debt obligations are the original maturity dates.

Industry Allocation*

U.S. Government Agencies	56.8%
Foreign Bank	8.7
Diversified Financial Services	7.1
Repurchase Agreement	7.1
U.S. Government Treasuries	6.4
Commercial Banks - Canadian	4.4
Money Center Banks	2.8
Finance	2.1
Commercial Banks	1.7
Super-Regional Banks - US	1.6
Domestic Bank	1.0
Finance-Investment Banker/Broker	0.3

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$119,431,067	$—	$119,431,067
Commercial Paper	—	50,717,769	—	50,717,769
Medium Term Notes	—	33,669,390	—	33,669,391
U.S. Corporate Bonds & Notes	—	8,705,544	—	8,705,544
U.S. Government Agencies	—	405,472,871	—	405,472,870
U.S. Government Treasuries	—	45,611,989	—	45,611,989
Repurchase Agreement	—	50,411,000	—	50,411,000

Total	$—	$714,019,630	$—	$714,019,630

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2010 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 105.7%
Alaska — 2.5%
Alaska State International Airports Series A (LOC - State Street Bank & Trust Co.) 0.27% due 10/01/30 VRDN†	$2,000,000	$2,000,000

Arizona — 1.7%
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Series A (LOC - Wells Fargo Bank N.A.) 0.44% due 12/01/39 VRDN†	1,350,000	1,350,000

California — 9.5%
Big Bear Lake, California Industrial Series A (LOC - KBC Bank N.V.) 0.30% due 12/01/28 VRDN†	2,000,000	2,000,000
California State Department of Water Resources Supply Series C-11 (LOC - KBC Bank N.V. & Bank of Nova Scotia) 0.26% due 05/01/22 VRDN†	600,000	600,000
Metropolitan Water District of Southern California Series B-3 0.22% due 07/01/35 VRDN†	2,400,000	2,400,000
Sacramento County, California Santa Anna District Financing Authority Series D (LOC - Bank of America N.A.) 0.30% due 12/01/39 VRDN†	2,450,000	2,450,000
San Jose, California Redevelopment Agency Series B (LOC - JP Morgan Chase Bank) 0.24% due 08/01/32 VRDN†	250,000	250,000

		7,700,000

Colorado — 2.0%
Colorado Housing & Finance Authority Series I-B2 0.27% due 04/01/38 VRDN†	1,310,000	1,310,000
Colorado Housing & Finance Authority Series I-B3 0.29% due 10/01/35 VRDN†	335,000	335,000

		1,645,000

Connecticut — 1.6%
Connecticut State Housing Finance Authority Series A-1 0.30% due 05/15/39 VRDN†	1,325,000	1,325,000

District of Columbia — 0.1%
Metropolitan Washington, D.C. Airports Authority System Series A-2 0.45% due 10/01/39 VRDN†	60,000	60,000

Florida — 2.0%
Collier County, Florida Health Facilities Authority (LOC - Wells Fargo Bank N.A.) 0.28% due 12/01/24 VRDN†	350,000	350,000
Liberty County, Florida Industrial Development (LOC - Bank of America N.A.) 0.35% due 10/01/28 VRDN†	1,250,000	1,250,000

		1,600,000

Illinois — 7.6%
Chicago, Illinois O’Hare International Airport Series B (LOC - Societe Generale) 0.34% due 01/01/18 VRDN†	670,000	670,000
Chicago, Illinois Sales Tax 0.29% due 01/01/34 VRDN†	1,250,000	1,250,000
Illinois Finance Authority Series E 0.30% due 11/15/37 VRDN†	695,000	695,000
Jackson-Union Counties, Illinois Regional Port District (LOC - Wachovia Bank N.A.) 0.28% due 04/01/24 VRDN†	3,550,000	3,550,000

		6,165,000

Iowa — 2.7%
Iowa Finance Authority Health Facilities Series E (LOC - Bank of America N.A.) 0.31% due 07/01/39 VRDN†	2,200,000	2,200,000

Kansas — 0.6%
Kansas State Department of Transportation Series A-4 0.24% due 09/01/14 VRDN†	500,000	500,000

Kentucky — 10.6%
Breckinridge County, Kentucky Lease Program (LOC - U.S. Bank N.A.) 0.28% due 12/01/29 VRDN†	1,080,000	1,080,000
Breckinridge County, Kentucky Lease Program Series A (LOC - U.S. Bank N.A.) 0.28% due 02/01/31 VRDN†	1,415,000	1,415,000
Kentucky Housing Corp. Series F 0.31% due 07/01/29 VRDN†	1,090,000	1,090,000
Kentucky Housing Corp. Series I 0.31% due 01/01/32 VRDN†	995,000	995,000
Louisville & Jefferson County, Kentucky Visitors & Convention Commission Series B 0.31% due 12/01/22 VRDN†	1,830,000	1,830,000
Trimble County, Kentucky Assoc. of Counties Leasing Trust Series A (LOC - U.S. Bank N.A.) 0.30% due 12/01/38 VRDN†	2,235,000	2,235,000

		8,645,000

Louisiana — 4.4%
East Baton Rouge Parish, Louisiana Pollution Control 0.24% due 03/01/22 VRDN†	3,600,000	3,600,000

Maine — 2.1%
Maine State Housing Authority Series B-3 0.29% due 11/15/38 VRDN†	1,690,000	1,690,000

Maryland — 0.1%
Maryland Health & Higher Education Facilities Authority Series B 0.27% due 12/01/15 VRDN†	100,000	100,000

Massachusetts — 7.1%
Massachusetts State Series B 0.29% due 12/01/30 VRDN†	1,895,000	1,895,000
Massachusetts State Series B 0.32% due 03/01/26 VRDN†	650,000	650,000
Massachusetts State Development Finance Agency Series U-6A (LOC - Bank of America N.A.) 0.30% due 10/01/42 VRDN†	280,000	280,000
Massachusetts State Water Resources Authority Series C 0.27% due 11/01/26 VRDN†	2,935,000	2,935,000

		5,760,000

Michigan — 5.5%
Holt, Michigan Public Schools 0.29% due 05/01/30 VRDN†	3,220,000	3,220,000
Michigan Finance Authority Series D-3 (LOC - ScotiaBank) 2.00% due 08/22/11	1,250,000	1,267,756

		4,487,756

New Jersey — 6.9%
New Jersey Economic Development Authority Series V-2 (LOC - Dexia Credit Local) 0.31% due 03/01/24 VRDN†	2,000,000	2,000,000
New Jersey State Housing & Mortgage Finance Agency Series A 0.24% due 05/01/28 VRDN†	385,000	385,000
New Jersey State Turnpike Authority Series D (LOC - Scotiabank) 0.23% due 01/01/24 VRDN†	3,250,000	3,250,000

		5,635,000

New Mexico — 1.2%
Santa Fe County, New Mexico Education Facility Series A (LOC - Allied Irish Bank PLC) 1.55% due 06/01/28 VRDN†	1,000,000	1,000,000

New York — 8.1%
City of New York, New York Series E-5 (LOC - JP Morgan Chase Bank) 0.27% due 08/01/19 VRDN†	150,000	150,000
Metropolitan Transportation Authority Series D-1 0.29% due 11/01/29 VRDN†	1,700,000	1,700,000
Metropolitan Transportation Authority Series G (LOC - BNP Paribas) 0.26% due 11/01/26 VRDN†	100,000	100,000
New York City Municipal Water Finance Authority & Sewer System Series B-4 0.26% due 06/15/23 VRDN†	1,675,000	1,675,000
New York City Municipal Water Finance Authority & Sewer System Series CC-1 0.26% due 06/15/38 VRDN†	1,000,000	1,000,000
New York City Transitional Finance Authority Series 2-E 0.33% due 11/01/22 VRDN†	285,000	285,000
New York City Transitional Finance Authority Series 3-C 0.33% due 11/01/22 VRDN†	660,000	660,000
New York City Transitional Finance Authority Series 3-D 0.33% due 11/01/22 VRDN†	855,000	855,000
Triborough Bridge & Tunnel Authority Series AB 0.25% due 01/01/19 VRDN†	130,000	130,000

		6,555,000

North Carolina — 2.8%
City of Winston-Salem, North Carolina Series C 0.27% due 08/01/11 VRDN	1,400,000	1,400,000
Wilmington, North Carolina General Obligation 0.28% due 06/01/15 VRDN†	855,000	855,000

		2,255,000

North Dakota — 2.9%
North Dakota State Housing Finance Agency Series A 0.31% due 01/01/34 VRDN†	1,390,000	1,390,000
North Dakota State Housing Finance Agency Series B 0.31% due 07/01/34 VRDN†	1,000,000	1,000,000

		2,390,000

Ohio — 4.7%
Ohio Housing Finance Agency Multi Family Housing (LOC - Federal Home Loan Bank) 0.31% due 10/01/36 VRDN†	890,000	890,000
Ohio State Water Development Authority Pollution Control Facilities Series A (LOC - Barclays Bank PLC) 0.27% due 05/15/19 VRDN†	2,900,000	2,900,000

		3,790,000

Oklahoma — 4.3%
Oklahoma State Turnpike Authority Series B 0.30% due 01/01/28 VRDN†	2,500,000	2,500,000
Oklahoma State Turnpike Authority Series F 0.30% due 01/01/28 VRDN†	1,000,000	1,000,000

		3,500,000

Pennsylvania — 2.7%
Pennsylvania State Higher Education Facilities Authority Series A-7 (LOC - Allied Irish Bank PLC) 2.00% due 04/01/27 VRDN†	900,000	900,000
Pittsburgh, Pennsylvania Water & Sewer Authority Series B-1 0.27% due 09/01/33 VRDN†	1,300,000	1,300,000

		2,200,000

South Dakota — 2.1%
South Dakota Housing Development Authority Series C-1 0.32% due 05/01/32 VRDN†	1,700,000	1,700,000

Texas — 4.5%
Texas State Veterans Housing Series A-2 0.28% due 12/01/29 VRDN†	1,100,000	1,100,000
Texas State Economic Development 2.00% due 08/31/11	2,500,000	2,537,609

		3,637,609

Utah — 1.9%
Utah Housing Corp. Single Family Mortgage Series A 0.33% due 07/01/36 VRDN†	1,545,000	1,545,000

Virginia — 2.0%
Peninsula Ports Authority Coal Terminal Series C (LOC - U.S. Bank N.A.) 0.32% due 07/01/16 VRDN†	1,600,000	1,600,000

Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Series C 0.35% due 03/01/34 VRDN†	75,000	75,000

Wyoming — 1.4%
Sweetwater County, Wyoming Pollution Control Series A (LOC - Barclays Bank PLC) 0.24% due 07/01/15 VRDN†	1,100,000	1,100,000

Registered Investment Company — 0.0%
SSgA Tax Free Money Market Fund (amortized cost $31,742)	31,742	31,742

TOTAL INVESTMENTS
(amortized cost $85,842,107)(1)	105.7%	85,842,107
Liabilities in excess of other assets	(5.7)	(4,599,849)

NET ASSETS —	100.0%	$81,242,258

†	The security’s effective maturity date is less than a year.
(1)	At September 30, 2010 the cost of securities for federal income tax purposes was the same for book purposes.

LOC — Letter of Credit

VRDN — Variable Rate Demand Notes

The rates shown on VRDN are the current interest rates at September 30, 2010.

The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
California	$—	$7,700,000	$—	$7,700,000
Illinois	—	6,165,000	—	6,165,000
Kentucky	—	8,645,000	—	8,645,000
Massachusetts	—	5,760,000	—	5,760,000
Michigan	—	4,487,756	—	4,487,756
New Jersey	—	5,635,000	—	5,635,000
New York	—	6,555,000	—	6,555,000
Other States*	—	40,862,609	—	40,862,609
Registered Investment Companies	—	31,742	—	31,742

Total	$—	$85,842,107	$—	$85,842,107

*	Sum of all other states each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by state, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Money Market Funds, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2010 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Corporation’s Board of Directors (“Board”) has adopted procedures intended to stabilize the Funds’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Funds’ market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in market prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of September 30, 2010 are reported on a schedule following the Portfolio of Investments:

Note 2. Repurchase Agreements

At September 30, 2010, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
Money Market Fund	50.41%	$50,411,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,556 and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	07/15/14	$81,194,100	$102,000,088

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 24, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 24, 2010